Purchases and other expenses - Trade payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Extension period of payment	6 months
Impact on the change in working capital requirement	€ 310	€ 300	€ 320